Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information
Entity Registrant Name	PTC THERAPEUTICS, INC.
Entity Central Index Key	0001070081
Document Type	S-1/A
Document Period End Date	Sep. 30, 2013
Amendment Flag	true
Amendment Description	Amendment number 1
Pre-Effective Amendment Number	1
Entity Filer Category	Non-accelerated Filer